S000001462 [Member] Expense Example - MERIDIAN GROWTH FUND	Jun. 30, 2026 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,260
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	699
Expense Example, with Redemption, 3 Years	960
Expense Example, with Redemption, 5 Years	1,241
Expense Example, with Redemption, 10 Years	2,042
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	$ 2,064